Leases (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Operating lease ROU asset		$ 390,686	$ 854,990
Operating lease liabilities:
Current portion		436,730	482,897
Non-current portion			436,730
Total		436,730	919,627
Twin Vee Powercarsco [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating lease ROU asset	$ 97,819	390,686
Operating lease liabilities:
Current portion	109,329	436,730
Visconti Holdings L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating lease ROU asset		390,686	$ 854,990
Operating lease liabilities:
Total		436,730
Visconti Holdings L L C [Member] | Twin Vee Powercarsco [Member]
Operating lease liabilities:
Total	109,328
NC Limited Liability Company [Member] | Twin Vee Powercarsco [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating lease ROU asset	97,819	390,686
Operating lease liabilities:
Current portion	109,328	436,730
Non-current portion	0	0
Total	$ 109,328	$ 436,730